Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation [Abstract]
Share-based compensation [Text Block]

26Share-based compensation

Accounting policies

Philips share-based compensation is an equity-settled plan comprising restricted and performance shares. The restricted shares are subject to a three-year service condition and the performance shares include both market and non-market-based performance conditions, in addition to a three-year service condition. These shares are awarded to the Executive Committee and Senior Management.

The grant date fair value of market-based performance shares is determined through a Monte Carlo valuation model. The grant date fair value of non-market-based performance shares and restricted shares is determined as the share price at the grant date as participants receive notional dividends throughout the vesting period. The costs of share-based compensation plans are revised for expected performance (non-market-based performance shares) and forfeiture and are spread evenly over the service period.

In 2023, an additional non-recurring retention option grant was issued for certain key employees. This grant has an exercise price that was 15% higher than the share price at grant and will vest in two years and expires ten years after the grant date. The grant date fair value was calculated using the Black-Scholes-Merton option valuation model.

Share-based compensation is recognized over the service period as personnel expense in the consolidated statement of income, with a corresponding increase to equity.

Accounting estimates and judgments

The use of a valuation model to determine market-based performance share fair value requires estimates for the expected volatility of the Philips share price and correlation among input variables.

At each reporting date, Philips calculates the expected realization the of non-market-based performance targets and revises the expected share-based compensation expense. The cumulative effect is recorded in the consolidated statement of income with a corresponding adjustment in equity.

No expense is recognized for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

The purpose of the share-based compensation plans is to align the interests of management with those of shareholders by providing incentives to improve the company’s performance on a long-term basis, thereby increasing shareholder value.

The company has the following plans:

  performance shares: rights to receive common shares in the future based on performance and service conditions;
  restricted shares: rights to receive common shares in the future based on a service condition; and
  options on its common shares, including the 2013 Accelerate! grant.

Since 2013 the Board of Management and other members of the Executive Committee are only granted performance shares*). Performance shares as well as restricted shares can be granted to executives, certain selected employees and new employees. Prior to 2013, options were also granted.

Under the terms of employee stock purchase plans established by the company in various countries, employees are eligible to purchase a limited number of Philips shares at discounted prices through payroll withholdings.

Share-based compensation costs were EUR 97 million (2022: EUR 104 million; 2021: EUR 115 million). This includes the employee stock purchase plan of EUR 9 million, which is not a share-based compensation that affects equity. In the Consolidated statements of changes in equity EUR 88 million is recognized in 2023 and represent the costs of the share-based compensation plans. The amount recognized as an expense is adjusted for forfeiture. USD-denominated performance shares, restricted shares and options are granted to employees in the United States only.

Performance shares

The performance is measured over a three-year performance period. The performance shares have three performance conditions, relative Total Shareholders’ Return ('TSR') compared to a peer group of 20 companies including Philips (2022: 20 companies; 2021: 20 companies, 2020: 20 companies), adjusted Earnings Per Share growth**) ('EPS') and a sustainability criterion. The criterion is based on three Sustainable Development Goals ('SDG') as defined by the United Nations that are included in Philips’ strategy on sustainability (refer to Environment, Social and Governance). The performance conditions are weighted as follows: TSR 50%, EPS 40% and SDG 10%.

The performance shares vest three years after the grant date. The number of performance shares that will vest is dependent on achieving the performance conditions provided that the grantee is still employed with the company.

The amount recognized as an expense is adjusted for actual performance of adjusted EPS growth**) and the actual realization of the SDGs since these are non-market performance conditions. It is not adjusted for non-vesting or extra vesting of performance shares due to a relative TSR performance that differs from the performance anticipated at the grant date, since this is a market-based performance condition.

The fair value of the performance shares is measured based on Monte-Carlo simulation, which takes into account dividend payments between the grant date and the vesting date by including reinvested dividends as well as the market conditions expected to impact relative Total Shareholders’ Return performance in relation to selected peers. The following weighted-average assumptions were used for the 2023 grants:

  Risk-free rate: 2.55%
  Expected share price volatility: 36%

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes. The company has based its volatility assumptions on historical experience measured over a ten-year period.

A summary of the status of the company’s performance share plans as of December 31, 2023 and changes during the year are presented in the following table:

Philips Group

Performance shares

	2022		2023
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	3,097,713	45.28	4,385,837	33.13
Granted	2,323,435	20.55	2,299,280	23.65
Notional dividends1)	155,067	33.91	240,977	27.15
Vested/Issued	(434,329)	40.90	(154,987)	44.08
Forfeited	(233,556)	38.67	(489,295)	27.05
Adjusted quantity2)	(522,493)	40.48	(889,777)	44.27
Outstanding as of December 31	4,385,837	33.13	5,392,035	27.22

USD-denominated
Outstanding as of January 1	2,005,000	51.48	2,749,983	36.66
Granted	1,530,585	21.93	1,667,812	25.96
Notional dividends1)	98,883	37.15	152,750	29.78
Vested/Issued	(248,848)	45.23	(121,760)	48.33
Forfeited	(309,570)	44.04	(596,846)	28.95
Adjusted quantity2)	(326,066)	45.26	(590,890)	48.28
Outstanding as of December 31	2,749,983	36.66	3,261,048	29.73
1)Dividend declared in 2023 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.

As of December 31, 2023, a total of EUR 102 million of unrecognized compensation costs relate to non-vested performance shares (as of December 31, 2022 EUR 103 million; as of December 31, 2021 EUR 110 million). These costs are expected to be recognized over a weighted-average period of 1.98 years.

Restricted shares

The fair value of restricted shares is equal to the share price at grant date. The company issues restricted shares that, in general, have a 3 year cliff-vesting period provided that the grantee is still employed with the company.

A summary of the status of the company’s restricted shares as of December 31, 2023 and changes during the year are presented in the following table:

Philips Group

Restricted shares

	2022		2023
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	1,618,488	39.93	2,321,250	30.73
Granted	1,349,003	22.03	1,471,975	16.35
Notional dividends1)	81,500	35.67	135,791	27.98
Vested/Issued	(540,930)	35.82	(595,796)	35.07
Forfeited	(186,811)	35.06	(337,968)	24.46
Outstanding as of December 31	2,321,250	30.73	2,995,252	23.39

USD-denominated
Outstanding as of January 1	1,611,021	46.26	2,345,263	33.87
Granted	1,463,855	23.60	1,284,761	17.72
Notional dividends1)	83,151	39.37	126,498	31.12
Vested/Issued	(541,336)	41.48	(679,430)	37.83
Forfeited	(271,427)	38.51	(422,899)	26.79
Outstanding as of December 31	2,345,263	33.87	2,654,193	26.04
1)Dividend declared in 2023 on outstanding shares.

As of December 31, 2023, a total of EUR 63 million of unrecognized compensation costs relate to non-vested restricted shares (as of December 31, 2022 EUR 72 million; as of December 31, 2021 EUR 66 million). These costs are expected to be recognized over a weighted-average period of 1.80 years.

Option plans

Option plans including Accelerate! option plan

In previous years, the company granted options that expire after ten years. These options vest after three years, provided that the grantee is still employed with the company. All outstanding options have vested under this option plan and as of December 31, 2022, there were 55,000 Accelerate! EUR-denominated options with weighted average exercise price of EUR 22.43, 750 EUR-denominated options with weighted average exercise price of EUR 22.43, and 1,950 USD-denominated options with weighted average exercise price of USD 30.27 exercisable. All outstanding options under this plan have expired as of December 31, 2023.

Since all the outstanding options have expired in 2023, there were no cash received from exercises under the company's previous option plans including Accelerate! options (2022: EUR 7 million, 2021: EUR 10 million) and no actual tax deductions realized as a result of options exercises including Accelerate! options (2022: EUR 0.7 million, 2021: EUR 1 million).

Retention option plan

In April 2023, the Company granted non-recurring retention options that expire after ten years. These options vest after two years, provided that the grantee is still employed with the company.

The fair value of the options under this plan is measured based on Black-Scholes-Merton option pricing model. The following table list the inputs to the model used for the options granted:

Philips Group

Black-Scholes-Merton option pricing model inputs

	EUR-denominated listed share	USD-denominated listed share
Share price at grant date	EUR 18.24	USD 21.12
Exercise price	EUR 22.16	USD 24.42
Risk-free interest rate	2.37%	3.5%
Expected dividend yield	4.45%	4.45%
Expected option life	6 years	6 years
Expected share price volatility	30.47%	32.31%

The fair value of a EUR-denominated option was EUR 2.61 and the fair value of a USD-denominated option was USD 3.89.

The assumptions were used for these calculations only and do not necessarily represent an indication of Management’s expectation of future developments for other purposes.

The Company has based its volatility assumptions on historical experience for a period equal to the expected life of the options. The expected life of the options is calculated as the average between vesting period (2 years) and the total contractual life (10 years).

The following tables summarize information about the company’s options as of December 31, 2023 and changes during the year:

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Granted on April 28, 2023	3,831,000	22.16
Forfeited	(171,000)	22.16
Outstanding as of December 31, 2023	3,660,000	22.16

There were no exercisable EUR-denominated options as of December 31, 2023. The weighted average remaining contractual term for options outstanding and options exercisable as of December 31, 2023, was 9.3 years.

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Granted on April 28, 2023	2,179,500	24.42
Forfeited	(250,500)	24.42
Outstanding as of December 31, 2023	1,929,000	24.42

There were no exercisable USD-denominated options as of December 31, 2023. The weighted average remaining contractual term for options outstanding and options exercisable as of December 31, 2023, was 9.3 years.

As of December 31, 2023, a total of EUR 11 million of unrecognized compensation costs relate to outstanding options. These costs are expected to be recognized over a weighted-average period of 1.3 years.

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	number of options	intrinsic value	weighted average remaining contractual term in years
EUR-denominated
20-25	3,660,000	0	9.3
Outstanding options	3,660,000	0	9.3

USD-denominated
20-25	1,929,000	0	9.3
Outstanding options	1,929,000	0	9.3
*)Executive Committee members can receive restricted share rights as a sign-on LTI awards upon hiring.
**)The definition of this non-IFRS measure and a reconciliation to the IFRS measure is included in Equity